DEFERRED CHARGES	12 Months Ended
Dec. 31, 2013
Deferred Charges [Abstract]
DEFERRED CHARGES	10. DEFERRED CHARGES

(in thousands of $)	2013	2012
Debt arrangement fees	864	864
Accumulated amortization	(666)	(627)
	198	237